Segmental Information - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reportable segments [line items]
Gain on disposal of hotel assets	$ 29	$ 11	$ 16
Administrative expenses	364	300	267
Business insurance claims	6
Reportable segments [member]
Disclosure of reportable segments [line items]
Income from government grants	6
Additional variable rent expenditure	10
Business insurance claims	6
Americas [Member]
Disclosure of reportable segments [line items]
Proceeds from business interruption insurance			4
Litigation settlement			4
EMEAA [Member]
Disclosure of reportable segments [line items]
Gain on disposal of hotel assets			$ 3
Income from government grants	16	$ 5
Central [member] | Iberostar Agreement [member]
Disclosure of reportable segments [line items]
Administrative expenses	$ 5
Geographic concentration risk2 [member] | Revenue [member]
Disclosure of reportable segments [line items]
Concentration risk benchmark	revenue relating to an individual country is separately disclosed when it represents 10% or more of total revenue.
Concentration risk percentage	10.00%
Geographic concentration risk2 [member] | Non-current Assets [member]
Disclosure of reportable segments [line items]
Concentration risk benchmark	non-current assets relating to an individual country are separately disclosed when they represent 10% or more of total non-current assets
Concentration risk percentage	10.00%